Note 15 - Other (Expense) Income, Net (Details) - Major Components of Other (Expense) Income, Net (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Other Income [Member] Successor [Member]	Oct. 31, 2013 Other Income [Member] Predecessor [Member]	Dec. 31, 2012 Other Income [Member] Predecessor [Member]	Dec. 31, 2011 Other Income [Member] Predecessor [Member]	Dec. 31, 2013 Other Expense [Member] Successor [Member]	Oct. 31, 2013 Other Expense [Member] Predecessor [Member]	Dec. 31, 2012 Other Expense [Member] Predecessor [Member]	Dec. 31, 2011 Other Expense [Member] Predecessor [Member]	Dec. 31, 2013 Successor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Other income:
Remeasurement gain (loss)				$ 1,137		$ 4,093			$ (2,728)
Foreign exchange loss, net							(630)	(1,380)	(1,050)	(208)
Other, net								(407)	(192)	(522)
Total other expense							(630)	(1,787)	(3,970)	(730)
Net other (expense) income	(89)	3,587					(440)	(557)	4,981	9,412	(440)	(557)	4,981	9,412
Remeasurement gain on foreign currency denominated intercompany loans					8,430	5,063
Other, net			190	93	521	986
Total other income			$ 190	$ 1,230	$ 8,951	$ 10,142